Debt (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Summary of debt outstanding	The debt outstanding and the carrying value recorded in the Consolidated Balance Sheets at December 31, 2022 and 2021 was comprised as follows (in thousands):

		December 31, 2022		December 31, 2021
	Commitment	Carrying Value	Fair Value	Carrying Value	Fair Value
Senior notes due 2029	$500,000	$497,073	$462,521	$496,620	$561,099
Senior notes due 2026	€750,000	794,368	721,807	843,950	882,126
Junior subordinated notes due 2050	$500,000	494,638	428,250	494,445	526,522
Capital efficient notes due 2066	$61,924	61,924	54,247	62,484	55,248
Debt		$1,848,003	$1,666,825	$1,897,499	$2,024,995